Shareholders' equity - Capital and Treasury shares (Details) - USD ($) $ / shares in Units, $ in Thousands	Sep. 20, 2018	Dec. 31, 2019	Dec. 31, 2018
Shareholders' equity
Capital		$ 133,320	$ 133,320
Capital, shares		133,320,000	133,320,000
Par value ($ per share)		$ 1.00	$ 1.00
Authorized, but unissued and unsubscribed share capital		$ 231,925
Maximum amount authorized to repurchase under the share buy-back program	$ 30,000
Period of time for repurchase of shares under buy-back program	12 months
Treasury shares		$ 9,435
Treasury shares, shares		881,902